Leases - Schedule of Maturities of Lease Liabilities (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2024	Mar. 31, 2023	Apr. 01, 2022
Leases [Abstract]
2024	¥ 0	¥ 2,744
2025	1,933	768
2026	788	0
Total undiscounted lease payments	2,721	3,512
Less: imputed interest	(60)	(105)
Total present value of lease liabilities	¥ 2,661	¥ 3,407	¥ 13,507